Investment Objectives and Goals - Coastal Compass 100 ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Coastal Compass 100 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Coastal Compass 100 ETF (the “Fund”) seeks total return.